Significant Accounting Policies - Additional Information (Detail) $ in Millions						9 Months Ended		12 Months Ended
	Jan. 25, 2019 USD ($) shares	Oct. 03, 2018 shares	Sep. 17, 2018 shares	Jul. 20, 2018 shares	Jan. 01, 2015 BRL (R$)	Sep. 30, 2018 BRL (R$)	Sep. 30, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Jan. 01, 2018 BRL (R$)
Significant Accounting Policies [Line Items]
Common stock issued | shares			1,514,299,000	1,514,299,603
Prepaid expenses						R$ 956,727,000		R$ 307,162,000	R$ 293,689,000
Derecognized judicial bank deposits already withdrawn					R$ 3,133,000,000	1,391,008,000		1,023,348,000	977,550,000
Increase in provision for contingencies					493,000,000	11,339,000	R$ 656,280,000	143,517,000	1,056,410,000	R$ 1,542,831,000
Increase in net loss					1,163,000,000
Derecognized accounts receivable					167,000,000	846,140,000	621,475,000	253,469,000	390,361,000	1,622,343,000
Increased accounts payables					172,000,000	(1,063,820,000)	R$ 191,798,000	(374,003,000)	(585,813,000)	117,271,000
Decrease in net loss										R$ 59,000,000
Derecognized balances of unrecoverable tax credits					199,000,000
Recognized under taxes and other assets					52,000,000
Reduction in provision for estimated unbilled revenue					R$ 191,000,000
Contract acquisition costs								793,000,000
Accumulated deficit						(12,315,228,000)		(42,026,880,000)	R$ (38,290,362,000)
Unrecognized tax benefits								0
Interest and penalties								0
Minimum
Significant Accounting Policies [Line Items]
Minimum funds to make necessary capital expenditures investments and modernization of infrastructure								R$ 4,000,000,000
Subsequent Event
Significant Accounting Policies [Line Items]
Common stock issued | shares	3,225,806,451	112,598,610
Proceeds from issuance of common stock | $	$ 4,000
Adoption of ASC 606 | Scenario, Forecast
Significant Accounting Policies [Line Items]
Deferred revenue											R$ 138,000,000
Accumulated deficit											655,000,000
ASC 606
Significant Accounting Policies [Line Items]
Prepaid expenses						R$ 655,000,000					R$ 655,000,000